Trade Accounts Payable (Details) - Schedule of Trade Accounts Payable - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2023
Domestic:
Domestic Commodities		$ 1,514,240	$ 1,761,470
Domestic Materials and services		2,816,965	3,123,140
Domestic Finished products		83,406	38,061
Domestic Present value adjustment		(12,056)	(19,642)
Total domestic commodities		4,402,555	4,903,029
Foreign:
Foreign Commodities		15,147	31,354
Foreign Materials and services		266,021	320,691
Foreign Finished products		1,081	1,979
Total foreign commodities		282,249	354,024
Total trade accounts payable		4,684,804	5,257,053
Supplier finance arrangements (1)
Domestic	[1]	1,104,948	940,344
Foreign	[1]	11,019	7,722
Total supplier finance arrangements		1,115,967	948,066
Total		$ 5,800,771	$ 6,205,119

[1]	The Company and its indirect subsidiary Seara Alimentos carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.